SCHEDULE OF OTHER ACCOUNTS PAYABLE (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Employees and government authorities	$ 362	$ 125
Accrued expenses	169	221
Other	568	30
Other accounts payable	$ 1,099	$ 376	$ 1,988